Income Taxes - Reconciliation of Statutory Federal Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the statutory Federal income tax rate and the effective income tax rate
Statutory federal income tax rate	35.00%	35.00%
Permanent items	(12.00%)	(8.00%)
State income taxes, net of federal taxes	4.00%	4.00%
Change in valuation allowance	(30.00%)	(30.00%)
Tax credits claimed	2.00%	1.00%
Other	1.00%	(2.00%)
Effective income tax rate	0.00%	0.00%